UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

U.S. Global GO GOLD and Precious Metal Miners ETF
GOAU (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the U.S. Global GO GOLD and Precious Metal Miners ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global GO GOLD and Precious Metal Miners ETF	$38	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$124,159,729
Number of Holdings	30
Portfolio Turnover	62%
30-Day SEC Yield	0.24%
30-Day SEC Yield Unsubsidized	0.24%
Visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Basic Materials	99.8%
Cash & Other	0.2%

Top 10 Issuers	(% of Net Assets)
Royal Gold, Inc.	10.2%
Wheaton Precious Metals Corporation	10.1%
Franco-Nevada Corporation	10.0%
Dundee Precious Metals, Inc.	4.4%
Sandstorm Gold, Ltd.	4.2%
Triple Flag Precious Metals Corporation	4.0%
OR Royalties, Inc.	4.0%
Allied Gold Corporation	3.7%
Sibanye Stillwater, Ltd.	3.2%
Avino Silver & Gold Mines, Ltd.	3.1%

Top Ten Countries	(% of Net Assets)
Canada	61.1%
United States	12.7%
South Africa	11.0%
Australia	10.9%
Peru	2.3%
Mexico	2.2%
United Kingdom	2.1%
Cash & Other	-2.3%
U.S. Global GO GOLD and Precious Metal Miners ETF	PAGE 1	TSR-SAR-26922A719

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global GO GOLD and Precious Metal Miners ETF	PAGE 2	TSR-SAR-26922A719

US Global JETS ETF
JETS (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the US Global JETS ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-jets-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Global JETS ETF	$28	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$818,952,485
Number of Holdings	50
Portfolio Turnover	20%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%
Visit https://usglobaletfs.com/fund/u-s-global-jets-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Consumer, Cyclical	77.2%
Industrial	14.4%
Communications	8.0%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	13.8%
United Airlines Holdings, Inc.	10.8%
Delta Air Lines, Inc.	10.7%
American Airlines Group, Inc.	10.6%
Southwest Airlines Company	10.6%
Air Canada	3.4%
SkyWest, Inc.	3.0%
Sun Country Airlines Holdings, Inc.	3.0%
Alaska Air Group, Inc.	2.9%
Allegiant Travel Company	2.9%

Top Ten Countries	(% of Net Assets)
United States	88.5%
Canada	5.7%
France	2.2%
Spain	2.0%
Singapore	1.5%
United Kingdom	1.5%
Turkey	1.5%
Brazil	1.2%
Australia	1.1%
Cash & Other	-5.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-jets-etf/.
US Global JETS ETF	PAGE 1	TSR-SAR-26922A842

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
US Global JETS ETF	PAGE 2	TSR-SAR-26922A842

US Global Sea to Sky Cargo ETF
SEA (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the US Global Sea to Sky Cargo ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Global Sea to Sky Cargo ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$8,381,901
Number of Holdings	31
Portfolio Turnover	65%
30-Day SEC Yield	8.72%
30-Day SEC Yield Unsubsidized	7.17%
Visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Industrial	94.9%
Consumer, Non-cyclical	3.1%
Cash & Other	2.0%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	11.6%
Orient Overseas International, Ltd.	5.1%
COSCO SHIPPING Holdings Company, Ltd. - H-Shares	5.1%
Wallenius Wilhelmsen ASA	4.9%
SITC International Holdings Company, Ltd.	4.9%
ZIM Integrated Shipping Services, Ltd.	4.7%
Evergreen Marine Corporation Taiwan, Ltd.	4.3%
HMM Company, Ltd.	4.0%
Yang Ming Marine Transport Corporation	4.0%
Teekay Corporation Ltd.	4.0%

Top Ten Countries	(% of Net Assets)
United States	23.6%
Taiwan	11.8%
China	11.2%
Hong Kong	9.9%
Norway	8.8%
Japan	5.2%
Canada	4.8%
Israel	4.7%
South Korea	4.0%
Cash & Other	16.0%
US Global Sea to Sky Cargo ETF	PAGE 1	TSR-SAR-26922B865

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
US Global Sea to Sky Cargo ETF	PAGE 2	TSR-SAR-26922B865

U.S. Global Technology and Aerospace & Defense ETF
WAR (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the U.S. Global Technology and Aerospace & Defense ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://usglobaletfs.com/fund/war/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Global Technology and Aerospace & Defense ETF	$33	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$7,266,059
Number of Holdings	30
Portfolio Turnover	72%
30-Day SEC Yield	0.24%
30-Day SEC Yield Unsubsidized	0.24%
Visit https://usglobaletfs.com/fund/war/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Technology	54.9%
Industrial	35.0%
Communications	9.5%
Cash & Other	0.6%

Top 10 Issuers	(% of Net Assets)
Leonardo DRS, Inc.	7.8%
Mount Vernon Liquid Assets Portfolio, LLC	7.4%
A10 Networks, Inc.	6.6%
ACM Research, Inc.	6.2%
General Dynamics Corporation	5.9%
QUALCOMM, Inc.	5.7%
Hensoldt AG	5.7%
RENK Group AG	5.6%
V2X, Inc.	5.5%
Secunet Security Networks AG	4.6%

Top Ten Countries	(% of Net Assets)
United States	66.9%
Germany	15.9%
Israel	7.3%
United Kingdom	4.1%
Netherlands	3.8%
France	3.8%
Norway	3.4%
Turkey	2.1%
Cash & Other	-7.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/war/.
U.S. Global Technology and Aerospace & Defense ETF	PAGE 1	TSR-SAR-26922B410

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global Technology and Aerospace & Defense ETF	PAGE 2	TSR-SAR-26922B410

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

U.S. Global GO GOLD and Precious Metal Miners ETF (Ticker: GOAU)
U.S. Global Jets ETF (Ticker: JETS)
U.S. Global Sea to Sky Cargo ETF (Ticker: SEA)
U.S. Global Technology and Aerospace & Defense ETF (Ticker: WAR)
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)

U.S. Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Australia - 10.9%
Catalyst Metals, Ltd.(a)	579,851	$1,992,104
Perseus Mining, Ltd.	1,033,245	2,312,103
Regis Resources, Ltd.(a)	789,635	2,281,476
St Barbara, Ltd.(a)	11,330,198	2,125,237
Vault Minerals, Ltd.(a)	9,141,179	2,526,833
Westgold Resources, Ltd.	1,249,197	2,359,597
		13,597,350
Canada - 61.1%(b)
Allied Gold Corporation(a)	343,648	4,613,097
Avino Silver & Gold Mines, Ltd.(a)(c)	1,065,432	3,835,555
Centerra Gold, Inc.	527,284	3,798,536
Dundee Precious Metals, Inc.	336,447	5,405,882
Fortuna Mining Corporation(a)	553,143	3,617,555
Franco-Nevada Corporation	75,825	12,429,234
K92 Mining, Inc.(a)	326,684	3,684,866
OceanaGold Corporation	258,926	3,654,531
OR Royalties, Inc.	192,131	4,939,688
Orezone Gold Corporation(a)	4,053,338	3,393,285
Sandstorm Gold, Ltd.	549,747	5,167,622
Silvercorp Metals, Inc.	886,666	3,741,731
Triple Flag Precious Metals Corporation	209,767	4,969,380
Wheaton Precious Metals Corporation	140,310	12,599,838
		75,850,800
Mexico - 2.2%
Fresnillo PLC	137,842	2,724,599
Peru - 2.3%
Hochschild Mining PLC	798,097	2,800,110
South Africa - 11.0%
DRDGOLD, Ltd. - ADR	265,755	3,542,514
Harmony Gold Mining Company, Ltd. - ADR(c)	257,960	3,603,701
Sibanye Stillwater, Ltd. - ADR(a)	556,542	4,018,233
Valterra Platinum, Ltd.	55,706	2,486,762
		13,651,210
United Kingdom - 2.1%
Endeavour Mining PLC	84,364	2,601,391
United States - 10.2%
Royal Gold, Inc.	71,309	12,681,593
TOTAL COMMON STOCKS (Cost $98,683,960)		123,907,053
	Units
SHORT-TERM INVESTMENTS - 2.5%
Investments Purchased with Proceeds from Securities Lending - 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(d)(e)	2,733,617	2,733,617

	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25%(d)	323,770	$323,770
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,057,387)		3,057,387
TOTAL INVESTMENTS - 102.3% (Cost $101,741,347)		$126,964,440
Liabilities in Excess of Other Assets - (2.3)%		(2,804,711)
TOTAL NET ASSETS - 100.0%		$124,159,729

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region. See Note 8 in Notes to Financial Statements.

(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $2,787,660.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

1

U.S. Global Jets ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Australia - 1.1%
Qantas Airways, Ltd.	1,211,775	$8,565,472
Brazil - 1.2%
Embraer SA - ADR(a)	176,024	10,017,526
Canada - 5.7%
Air Canada(b)	1,783,655	27,598,025
Bombardier, Inc. - Class B(b)	219,132	19,091,478
		46,689,503
Chile - 0.5%
Latam Airlines Group SA - ADR	107,617	4,373,555
China - 1.0%
Air China, Ltd. - H-Shares(b)	5,407,237	4,105,393
Tongcheng Travel Holdings, Ltd.	1,525,819	3,805,825
		7,911,218
France - 2.2%
Aeroports de Paris SA	34,279	4,296,333
Air France-KLM(b)	398,074	4,339,317
Airbus SE	44,657	9,324,561
		17,960,211
Germany - 0.5%
Deutsche Lufthansa AG	486,446	4,114,217
Hong Kong - 0.5%
Cathay Pacific Airways, Ltd.	3,190,612	4,349,015
India - 0.5%
MakeMyTrip, Ltd.(a)(b)	42,440	4,159,969
Ireland - 1.0%
Ryanair Holdings PLC - ADR	141,575	8,164,630
Israel - 0.5%
El Al Israel Airlines(b)	1,020,765	4,000,267
Japan - 1.0%
ANA Holdings, Inc.	202,626	3,971,472
Japan Airlines Company, Ltd.	207,787	4,244,335
		8,215,807
Mexico - 1.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	171,137	3,917,696
Grupo Aeroportuario del Sureste SAB de CV - ADR	13,351	4,257,234
		8,174,930
Norway - 0.5%
Norwegian Air Shuttle ASA(b)	2,985,966	4,323,687
Panama - 0.6%
Copa Holdings SA - Class A	40,493	4,453,015

	Shares	Value
Singapore - 1.5%
Singapore Airlines, Ltd.	778,330	$4,266,583
Trip.com Group, Ltd. - ADR	135,494	7,945,368
		12,211,951
Spain - 2.0%
Aena SME SA(c)	307,559	8,209,496
Amadeus IT Group SA	95,898	8,074,622
		16,284,118
Switzerland - 0.5%
Flughafen Zurich AG	15,434	4,396,098
Thailand - 0.5%
Airports of Thailand PCL	4,403,362	4,097,411
Turkey - 1.5%
Pegasus Hava Tasimaciligi AS(b)	611,585	3,947,418
Turk Hava Yollari AO	1,125,695	8,014,881
		11,962,299
United Kingdom - 1.5%
easyJet PLC	524,354	3,830,522
International Consolidated Airlines Group SA	1,782,528	8,348,413
		12,178,935
United States - 74.3%(d)
Alaska Air Group, Inc.(b)	481,748	23,836,891
Allegiant Travel Company(b)	432,573	23,769,886
American Airlines Group, Inc.(b)	7,761,704	87,086,319
Boeing Company(b)	78,309	16,408,085
Booking Holdings, Inc.	3,034	17,564,554
Delta Air Lines, Inc.	1,776,115	87,349,336
Expedia Group, Inc.	95,834	16,165,279
Frontier Group Holdings, Inc.(a)(b)	6,239,818	22,650,539
General Dynamics Corporation	60,085	17,524,391
JetBlue Airways Corporation(a)(b)	5,049,707	21,360,261
Sabre Corporation(a)(b)	5,678,573	17,944,291
SkyWest, Inc.(b)	241,755	24,893,512
Southwest Airlines Company(a)	2,672,037	86,680,880
Sun Country Airlines Holdings, Inc.(b)	2,087,803	24,531,685
Textron, Inc.	213,990	17,181,257
TripAdvisor, Inc.(a)(b)	1,170,294	15,272,337
United Airlines Holdings, Inc.(b)	1,109,028	88,311,900
		608,531,403
TOTAL COMMON STOCKS (Cost $894,321,370)		815,135,237

The accompanying notes are an integral part of these financial statements.

2

U.S. Global Jets ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 14.2%
Investments Purchased with Proceeds from Securities Lending - 13.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(e)(f)	113,047,941	$113,047,941

	Shares
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.25%(e)	3,430,019	3,430,019
TOTAL SHORT-TERM INVESTMENTS
(Cost $116,477,960)		116,477,960
TOTAL INVESTMENTS - 113.8% (Cost $1,010,799,330)		$931,613,197
Liabilities in Excess of Other Assets - (13.8)%		(112,660,712)
TOTAL NET ASSETS - 100.0%		$818,952,485

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PCL - Public Company Limited
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $110,885,541.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $8,209,496 or 1.0% of the Fund’s net assets.

(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region. See Note 8 in Notes to Financial Statements.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

3

U.S. GLOBAL SEA TO SKY CARGO ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 3.1%
Brambles, Ltd.	16,637	$256,441
Bermuda - 3.9%
Teekay Corporation Ltd.	40,156	331,287
Canada - 4.8%
Cargojet, Inc.	3,562	248,052
Teekay Tankers, Ltd. - Class A	3,799	158,494
		406,546
China - 11.2%
COSCO SHIPPING Holdings Company, Ltd. - H-Shares	244,231	424,373
SF Holding Company, Ltd. – H-Shares	45,985	264,782
ZTO Express Cayman, Inc. - ADR	14,048	249,352
		938,507
Denmark - 3.9%
AP Moller - Maersk AS - Class B	177	329,059
Germany - 2.9%
Deutsche Post AG	5,227	241,422
Hong Kong - 9.9%
Orient Overseas International, Ltd.	25,009	424,996
SITC International Holdings Company, Ltd.	127,648	408,964
		833,960
Israel - 4.7%
ZIM Integrated Shipping Services, Ltd.(a)	24,475	393,803
Japan - 5.2%
Nippon Express Holdings, Inc.	13,249	266,121
Nippon Yusen KK	4,716	169,901
		436,022
Monaco - 2.0%
Scorpio Tankers, Inc.(a)	4,272	167,163
Norway - 8.8%
Hoegh Autoliners ASA	37,030	327,522
Wallenius Wilhelmsen ASA	49,956	410,377
		737,899
Singapore - 1.9%
Hafnia, Ltd.(a)	32,731	163,328
South Korea - 4.0%
HMM Company, Ltd.	20,123	335,483
Spain - 3.0%
Logista Integral SA	7,623	249,631
Switzerland - 3.7%
Kuehne + Nagel International AG	1,438	311,088

	Shares	Value
Taiwan - 11.8%
Evergreen Marine Corporation Taiwan, Ltd.	52,327	$356,466
Wan Hai Lines, Ltd.	97,633	297,458
Yang Ming Marine Transport Corporation	136,497	332,224
		986,148
United Kingdom - 2.1%
Global Ship Lease, Inc. - Class A	6,594	173,488
United States - 11.1%
Expeditors International of Washington, Inc.	2,179	248,951
FedEx Corporation(a)	1,150	261,406
Matson, Inc.	1,497	166,691
United Parcel Service, Inc. - Class B	2,475	249,827
		926,875
TOTAL COMMON STOCKS (Cost $7,922,540)		8,218,150
	Units
SHORT-TERM INVESTMENTS - 12.5%
Investments Purchased with Proceeds from Securities Lending - 11.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(b)(c)	975,687	975,687
	Shares
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 4.25%(b)	72,006	72,006
TOTAL SHORT-TERM INVESTMENTS (Cost $1,047,693)		1,047,693
TOTAL INVESTMENTS - 110.5% (Cost $8,970,233)		$9,265,843
Liabilities in Excess of Other Assets - (10.5)%		(883,942)
TOTAL NET ASSETS - 100.0%		$8,381,901

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $930,821.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

4

U.S. GLOBAL TECHNOLOGY AND AEROSPACE & DEFENSE ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
France - 3.8%
Airbus SE	1,308	$273,116
Germany - 15.9%
Hensoldt AG	3,595	412,464
RENK Group AG	5,046	403,356
Secunet Security Networks AG	1,249	336,184
		1,152,004
Israel - 7.3%
Cognyte Software Ltd.(a)	29,544	272,987
Nova Ltd.(a)	937	257,862
		530,849
Netherlands - 3.8%
ASML Holding NV	344	275,678
Norway - 3.4%
Kongsberg Gruppen ASA	6,300	244,296
Turkey - 2.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	41,064	155,520
United Kingdom - 4.1%
Cohort PLC	11,197	238,227
IHS Holding Ltd.(a)	11,077	61,588
		299,815
United States - 59.0%(b)
A10 Networks, Inc.	24,679	477,539
ACM Research, Inc. - Class A(a)	17,269	447,267
Alphabet, Inc. - Class A	744	131,115
Arista Networks, Inc.(a)	744	76,119
General Dynamics Corporation	1,478	431,073
International Business Machines Corporation(c)	229	67,505
KLA Corporation	254	227,518
Leonardo DRS, Inc.	12,260	569,845
NetScout Systems, Inc.(a)	8,226	204,087
Nutanix, Inc. - Class A(a)	1,651	126,202
QUALCOMM, Inc.(c)	2,623	417,739
Seagate Technology Holdings PLC	1,356	195,711
Sturm Ruger & Company, Inc.	1,825	65,518
Tenable Holdings, Inc.(a)	4,939	166,839
V2X, Inc.(a)	8,228	399,469
Vertiv Holdings Company - Class A	798	102,471
Western Digital Corporation(c)	2,850	182,372
		4,288,389
TOTAL COMMON STOCKS (Cost $6,262,524)		7,219,667
	Units
SHORT-TERM INVESTMENTS - 7.9%
Investments Purchased with Proceeds from Securities Lending - 7.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(d)	536,232	536,232

	Shares	Value
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.25%(d)	39,053	$39,053
TOTAL SHORT-TERM INVESTMENTS (Cost $575,285)		575,285
TOTAL INVESTMENTS - 107.3% (Cost $6,837,809)		$7,794,952
Liabilities in Excess of Other Assets - (7.3)%		(528,893)
TOTAL NET ASSETS - 100.0%		$7,266,059

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region. See Note 8 in Notes to Financial Statements.

(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $528,340.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

5

U.S. GLOBAL ETFs
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
ASSETS:
Investments, at value	$126,964,440	$931,613,197	$9,265,843	$7,794,952
Foreign currency, at value	331	124,693	—	—
Dividends receivable	18,021	646,860	90,395	610
Dividend tax reclaims receivable	14,578	104,928	31,820	592
Interest receivable	2,139	15,221	410	120
Securities lending income receivable	754	11,029	744	54
Receivable for investments sold	341	916	—	—
Receivable for fund shares sold	—	4,587,960	—	1,211,010
Receivable from Adviser	—	—	6,317	—
Total assets	127,000,604	937,104,804	9,395,529	9,007,338
LIABILITIES:
Payable upon return of securities loaned (See Note 4)	2,733,617	113,047,941	975,687	536,232
Payable to adviser	64,181	394,862	—	2,685
Payable for investments purchased	43,077	4,709,516	—	1,202,362
Payable for distribution and shareholder servicing fees	—	—	11,604	—
Payable for compliance fees	—	—	1,546	—
Payable for custodian fees	—	—	1,918	—
Payable for fund administration and accounting fees	—	—	7,836	—
Payable for audit fees	—	—	9,832	—
Payable for expenses and other liabilities	—	—	5,205	—
Total liabilities	2,840,875	118,152,319	1,013,628	1,741,279
NET ASSETS	$124,159,729	$818,952,485	$8,381,901	$7,266,059
Net Assets Consists of:
Paid-in capital	$110,729,641	$1,490,469,110	$10,412,227	$6,395,250
Total distributable earnings/(accumulated losses)	13,430,088	(671,516,625)	(2,030,326)	870,809
Total net assets	$124,159,729	$818,952,485	$8,381,901	$7,266,059
Net assets	$124,159,729	$818,952,485	$8,381,901	$7,266,059
Shares issued and outstanding(a)	4,250,000	35,700,000	600,000	300,000
Net asset value per share	$29.21	$22.94	$13.97	$24.22
COST:
Investments, at cost	$101,741,347	$1,010,799,330	$8,970,233	$6,837,809
Foreign currency, at cost	$329	$124,104	$—	$—
LOANED SECURITIES:
at value (included in investments)	$2,787,660	$110,885,541	$930,821	$528,340

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

U.S. GLOBAL ETFs
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
INVESTMENT INCOME:
Dividend income	$667,855	$4,882,441	$386,862	$23,879
Securities lending income	12,971	59,897	1,792	98
Less: Dividend withholding taxes	(75,999)	(258,239)	(52,888)	(1,138)
Less: Issuance fees	—	(9,055)	(359)	—
Total investment income (loss)	604,827	4,675,044	335,407	22,839
EXPENSES:
Investment advisory fee	322,463	2,626,310	20,148	9,954
Shareholder service costs	—	—	9,117	—
Fund administration and accounting fees	—	—	26,524	—
Compliance fees	—	—	4,936	—
Custodian fees	—	—	6,371	—
Legal fees	—	—	1,335	—
Audit fees	—	—	9,461	—
Reports to shareholders	—	—	882	—
Trustees’ fees	—	—	4,072	—
Other expenses and fees	—	—	2,281	—
Total expenses	322,463	2,626,310	85,127	9,954
Expense reimbursement by Adviser	—	—	(64,984)	—
Net expenses	322,463	2,626,310	20,143	9,954
NET INVESTMENT INCOME	282,364	2,048,734	315,264	12,885
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	9,917,400	(49,212,123)	(69,208)	(97,954)
In-kind redemptions	14,346,122	87,392,685	—	—
Foreign currency translation	(74,039)	(119,280)	(3,682)	(1,323)
Net realized gain (loss)	24,189,483	38,061,282	(72,890)	(99,277)
Net change in unrealized appreciation (depreciation) on:
Investments	21,248,025	(124,194,917)	361,519	970,558
Foreign currency translation	(65)	11,642	4,097	15
Net change in unrealized appreciation (depreciation)	21,247,960	(124,183,275)	365,616	970,573
Net realized and unrealized gain (loss)	45,437,443	(86,121,993)	292,726	871,296
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,719,807	$(84,073,259)	$607,990	$884,181

The accompanying notes are an integral part of these financial statements.

7

U.S. GLOBAL ETFs
Statements of Changes in Net Assets

	U.S. Global GO GOLD and Precious Metal Miners ETF		U.S. Global Jets ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$282,364	$475,609	$2,048,734	$7,038,566
Net realized gain (loss)	24,189,483	14,413,111	38,061,282	27,185,884
Net change in unrealized appreciation (depreciation)	21,247,960	(2,720,791)	(124,183,275)	278,062,688
Net increase (decrease) in net assets from operations	45,719,807	12,167,929	(84,073,259)	312,287,138
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,810,692)	—	—
Total distributions to shareholders	—	(1,810,692)	—	—
CAPITAL TRANSACTIONS:
Shares sold	32,148,935	29,367,575	347,988,310	644,445,360
Shares redeemed	(39,101,330)	(45,531,680)	(515,910,150)	(1,572,951,075)
ETF transaction fees (See Note 7)	991	—	74,467	213,105
Net increase (decrease) in net assets from capital transactions	(6,951,404)	(16,164,105)	(167,847,373)	(928,292,610)
NET INCREASE (DECREASE) IN NET ASSETS	38,768,403	(5,806,868)	(251,920,632)	(616,005,472)
NET ASSETS:
Beginning of the period	85,391,326	91,198,194	1,070,873,117	1,686,878,589
End of the period	$124,159,729	$85,391,326	$818,952,485	$1,070,873,117
SHARES TRANSACTIONS
Shares sold	1,150,000	1,500,000	15,800,000	31,100,000
Shares redeemed	(1,400,000)	(2,350,000)	(22,300,000)	(77,400,000)
Total increase (decrease) in shares outstanding	(250,000)	(850,000)	(6,500,000)	(46,300,000)

The accompanying notes are an integral part of these financial statements.

8

U.S. GLOBAL ETFs
Statements of Changes in Net Assets(Continued)

	U.S. Global Sea to Sky Cargo ETF		U.S. Global Technology and Aerospace & Defense ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$315,264	$408,387	$12,885	$43
Net realized gain (loss)	(72,890)	152,798	(99,277)	—
Net change in unrealized appreciation (depreciation)	365,616	(402,943)	970,573	(13,415)
Net increase (decrease) in net assets from operations	607,990	158,242	884,181	(13,372)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(841,448)	—	—
Total distributions to shareholders	—	(841,448)	—	—
CAPITAL TRANSACTIONS:
Shares sold	1,603,361	3,958,297	5,395,250	1,000,000
Shares redeemed	—	(2,386,460)	—	—
ETF transaction fees (See Note 7)	9,753	—	—	—
Net increase (decrease) in net assets from capital transactions	1,613,114	1,571,837	5,395,250	1,000,000
NET INCREASE (DECREASE) IN NET ASSETS	2,221,104	888,631	6,279,431	986,628
NET ASSETS:
Beginning of the period	6,160,797	5,272,166	986,628	—
End of the period	$8,381,901	$6,160,797	$7,266,059	$986,628
SHARES TRANSACTIONS
Shares sold	125,000	275,000	250,000	50,000
Shares redeemed	—	(150,000)	—	—
Total increase (decrease) in shares outstanding	125,000	125,000	250,000	50,000

(a)	Inception date of the Fund was December 27, 2024.
The accompanying notes are an integral part of these financial statements.

9

U.S. GLOBAL GO GOLD AND PRECIOUS METAL MINERS ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$18.98	$17.05	$15.55	$17.88	$19.84	$17.45
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	0.10	0.17	0.23	0.23	0.07
Net realized and unrealized gain (loss) on investments(b)	10.17	2.23	1.50	(2.32)	(1.96)	3.54
Total from investment operations	10.23	2.33	1.67	(2.09)	(1.73)	3.61
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.40)	(0.17)	(0.24)	(0.08)	(0.05)
Net realized gains	—	—	—	—	(0.15)	(1.18)
Total distributions	—	(0.40)	(0.17)	(0.24)	(0.23)	(1.23)
ETF transaction fees per share	0.00(c)	—	0.00(c)	0.00(c)	0.00(c)	0.01
Net asset value, end of period	$29.21	$18.98	$17.05	$15.55	$17.88	$19.84
TOTAL RETURN(d)	53.96%	13.66%	10.67%	−11.67%	−8.72%	20.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$124,160	$85,391	$91,198	$82,424	$92,963	$108,114
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	0.53%	0.50%	1.02%	1.40%	1.20%	0.37%
Portfolio turnover rate(d)(f)	62%	116%	79%	106%	81%	130%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

U.S. GLOBAL JETS ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$25.38	$19.06	$17.09	$21.09	$22.36	$31.50
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.12	0.01	(0.02)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments(b)	(2.49)	6.20	1.96	(3.98)	(1.01)	(9.08)
Total from investment operations	(2.44)	6.32	1.97	(4.00)	(1.13)	(9.13)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.00)(c)
Net realized gains	—	—	—	—	(0.14)	(0.01)
Total distributions	—	—	—	—	(0.14)	(0.01)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$22.94	$25.38	$19.06	$17.09	$21.09	$22.36
TOTAL RETURN(d)	−9.60%	33.13%	11.51%	−18.96%	−5.05%	−28.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$818,952	$1,070,873	$1,686,879	$1,971,734	$3,231,230	$2,903,357
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	0.47%	0.59%	0.04%	(0.12)%	(0.50)%	(0.28)%
Portfolio turnover rate(d)(f)	20%	40%	44%	43%	54%	88%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

U.S. GLOBAL SEA TO SKY CARGO ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$12.97	$15.06	$13.87	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.60	1.04	1.68	2.40
Net realized and unrealized gain (loss) on investments(c)	0.38	(0.73)	0.99	(5.99)
Total from investment operations	0.98	0.31	2.67	(3.59)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(2.40)	(1.48)	(2.59)
Total distributions	—	(2.40)	(1.48)	(2.59)
ETF transaction fees per share	0.02	—	0.00(d)	0.05
Net asset value, end of period	$13.97	$12.97	$15.06	$13.87
TOTAL RETURN(e)	7.70%	2.13%	19.09%	−17.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,382	$6,161	$5,272	$4,854
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	2.54%	2.93%	3.99%	2.29%
After expense reimbursement/recoupment(f)(g)	0.60%	0.65%	0.60%	0.60%
Ratio of tax expenses to average net assets(f)	—%	0.05%	—%	—%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	9.39%	6.37%	11.29%	13.55%
Portfolio turnover rate(e)(h)	65%	133%	98%	103%

(a)	Inception date of the Fund was January 19, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
Pursuant to a contractual operating expense limitation between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Operating Expenses do not exceed 0.60% through at least April 30, 2026. To the extent the Fund incurs Excludable Expenses, such as tax expenses, Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement will exceed the applicable expense limitation. See Note 3 in Notes to Financial Statements.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

U.S. GLOBAL TECHNOLOGY AND AEROSPACE & DEFENSE ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.73	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.08	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	4.41	(0.27)
Total from investment operations	4.49	(0.27)
Net asset value, end of period	$24.22	$19.73
TOTAL RETURN(e)	22.74%	−1.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,266	$987
Ratio of expenses to average net assets(f)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.78%	1.60%
Portfolio turnover rate(e)(g)	65%	0%

(a)	Inception date of the Fund was December 27, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

U.S. GLOBAL ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
U.S. Global GO GOLD and Precious Metal Miners ETF, U.S. Global Jets ETF, U.S. Global Sea to Sky Cargo ETF, and U.S. Global Technology and Aerospace & Defense ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index. The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of the U.S. Global Sea to Sky Cargo ETF is to track the performance, before fees and expenses, of the U.S. Global Sea to Sky Cargo Index. The investment objective of the U.S. Global Technology and Aerospace & Defense ETF is to provide capital appreciation. U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017, U.S. Global Jets ETF commenced operations on April 28, 2015, U.S. Global Sea to Sky Cargo ETF commenced operations on January 19, 2022, and U.S. Global Technology and Aerospace & Defense ETF commenced operations on December 27, 2024.
The end of the reporting period for the Funds is June 30, 2025. The period covered by these Notes to Financial Statements is the period from January 1, 2025 through June 30, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

14

U.S. GLOBAL ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$123,907,053	$ —	$ —	$123,907,053
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	2,733,617
Money Market Funds	323,770	—	—	323,770
Total Investments in Securities	$124,230,823	$—	$—	$126,964,440

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$815,135,237	$ —	$ —	$815,135,237
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	113,047,941
Money Market Funds	3,430,019	—	—	3,430,019
Total Investments in Securities	$ 818,565,256	$—	$—	$ 931,613,197

15

U.S. GLOBAL ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
U.S. Global Sea to Sky Cargo ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,218,150	$ —	$ —	$8,218,150
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	975,687
Money Market Funds	72,006	—	—	72,006
Total Investments in Securities	$8,290,156	$—	$—	$9,265,843

U.S. Global Technology and Aerospace & Defense ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,219,667	$ —	$ —	$ 7,219,667
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	536,232
Money Market Funds	39,053	—	—	39,053
Total Investments in Securities	$ 7,258,720	$—	$—	$ 7,794,952

^	See Schedule of Investments for breakout of investments by country classification.
^^
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions.

16

U.S. GLOBAL ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year ended December 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Losses)	Paid-In Capital
U.S. Global GO GOLD and Precious Metal Miners ETF	$(12,182,380)	$12,182,380
U.S. Global Jets ETF	(98,759,316)	98,759,316
U.S. Global Sea to Sky Cargo ETF	(178,951)	178,951
U.S. Global Technology and Aerospace & Defense ETF	—	—

J.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

17

U.S. GLOBAL ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
K.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement for U.S. Global GO GOLD and Precious Metal Miners ETF, U.S. Global Jets ETF, and U.S. Global Technology and Aerospace & Defense ETF, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser a management fee, calculated daily and paid monthly, at a rate of 0.60% based on the Fund’s average daily net assets.
Separately, under an Operating Expenses Limitation, for the U.S. Global Sea to Sky Cargo ETF, the Adviser has agreed to limit the Fund’s Operating Expenses to an annual rate of 0.60% of the first $100 million in net assets and 0.70% for net asset greater than $100 million. For purposes of this agreement, the term “Operating Expenses” is defined to include all expenses necessary or appropriate for the operation of the Fund, including the Adviser’s management fee, except interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses (“Excluded Expenses”). To the extent the U.S. Global Sea to Sky Cargo ETF incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed the applicable expense limitation. Under the Agreement, the Adviser may request recoupment of previously waived or paid fees from the Fund for up to three years from the date such fees and expenses were waived or paid. As of June 30, 2025, the Adviser has $494,485 remaining available to be recouped, of which $147,726 expires on December 31, 2025, $135,642 expires on December 31, 2026, $146,133 expires on December 31, 2027, and $64,984 expires on December 31, 2028.
Fees and expenses can only be recouped so long as the Fund’s total expense ratio does not exceed the lesser of (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
The Indexes that US Global GO GOLD and Precious Metal Miners ETF, US Global Jets ETF, and U.S. Global Sea to Sky Cargo ETF track, were developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be

18

U.S. GLOBAL ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
The Funds may lend up to 33 1∕3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. Under the terms of the securities lending agreement, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds’ manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds’, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
U.S. Global GO GOLD and Precious Metal Miners ETF	$2,787,660	$2,733,617
U.S. Global Jets ETF	110,885,541	113,047,941
U.S. Global Sea to Sky Cargo ETF	930,821	975,687
U.S. Global Technology and Aerospace & Defense ETF	528,340	536,232

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

19

U.S. GLOBAL ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Net Fees and Interest Earned
U.S. Global GO GOLD and Precious Metal Miners ETF	$ 12,971
U.S. Global Jets ETF	59,897
U.S. Global Sea to Sky Cargo ETF	1,792
U.S. Global Technology and Aerospace & Defense ETF	98

NOTE 5 – PURCHASE AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global GO GOLD and Precious Metal Miners ETF	$68,735,007	$66,189,249
U.S. Global Jets ETF	177,381,193	188,045,949
U.S. Global Sea to Sky Cargo ETF	5,225,325	4,408,698
U.S. Global Technology and Aerospace & Defense ETF	2,261,208	2,186,681

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
U.S. Global GO GOLD and Precious Metal Miners ETF	$31,930,814	$41,428,591
U.S. Global Jets ETF	323,333,321	477,426,437
U.S. Global Sea to Sky Cargo ETF	994,919	—
U.S. Global Technology and Aerospace & Defense ETF	5,321,158	—

NOTE 6 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes at December 31, 2024 were as follows:

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
Tax cost of investments	$88,223,644	$1,193,187,799	$6,858,931	$ 964,997
Gross tax unrealized appreciation	$8,126,314	$155,382,845	$338,209	$489
Gross tax unrealized depreciation	(5,969,665)	(165,709,776)	(765,505)	(13,904)
Total unrealized appreciation/(depreciation)	2,156,649	(10,326,931)	(427,295)	(13,415)
Undistributed ordinary income	625,547	6,660,815	41,886	43
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain/(loss)	(35,071,915)	(583,777,250)	(2,252,907)	—
Distributable earnings/(accumulated losses)	$(32,289,719)	$(587,443,366)	$(2,638,316)	$(13,372)

20

U.S. GLOBAL ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and mark-to-market on investments in passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At December 31, 2024, none of the Funds deferred, on a tax-basis, any post-October capital losses or late-year ordinary losses.
As of December 31, 2024, the Funds had the following capital loss carryforward available, with no expiration date:

	Short-Term	Long-Term
U.S. Global GO GOLD and Precious Metal Miners ETF	$20,760,422	$14,311,493
U.S. Global Jets ETF	276,418,940	307,358,310
U.S. Global Sea to Sky Cargo ETF	1,051,235	1,201,672
U.S. Global Technology and Aerospace & Defense ETF	—	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024 was as follows:

	Ordinary Income	Capital Gains
U.S. Global GO GOLD and Precious Metal Miners ETF	$1,810,692	$—
U.S. Global Jets ETF	—	—
U.S. Global Sea to Sky Cargo ETF	841,448	—
U.S. Global Technology and Aerospace & Defense ETF	—	—

The tax character of distributions paid by the Funds during the fiscal year/period ended December 31, 2023 was as follows:

	Ordinary Income	Capital Gains
U.S. Global GO GOLD and Precious Metal Miners ETF	$899,527	$—
U.S. Global Jets ETF	—	—
U.S. Global Sea to Sky Cargo ETF	445,224	—
U.S. Global Technology and Aerospace & Defense ETF	N/A	N/A

NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the U.S. Global GO GOLD and Precious Metal

21

U.S. GLOBAL ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Miners ETF is $300, and the standard fixed transaction fee for U.S Global Jets ETF and U.S. Global Sea to Sky Cargo ETF, U.S. Global Technology and Aerospace & Defense ETF is $500, which is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the costs associated with cash transactions. Variable fees received by each Fund, if any, are displayed in the capital transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 8 – PRINCIPAL RISKS
Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.
Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.
Cargo Companies Risk. U.S. Global Sea to Sky Cargo ETF is expected to concentrate its investments in the securities of Cargo Companies. Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.
Aerospace and Defense Companies Risk. U.S. Global Technology and Aerospace & Defense ETF will invest more than 25% of its net assets in companies in the aerospace & defense industry. Aerospace and defense companies are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. In addition, companies involved in the commercial aerospace industry are also subject to aircraft order cancellations, changes in aircraft-leasing contracts, excess capacity, cutbacks in profitable business travel, fuel price hikes, labor union settlements, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns. Aerospace and defense companies rely heavily on U.S. Government and other government demand for their products and services. As a result, these companies could be adversely impacted by future reductions or changes in government spending. Such government spending on aerospace and defense is not generally correlated with economic cycles, but rather with general political support for this type of spending. There is no assurance that

22

U.S. GLOBAL ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
future levels of spending on aerospace and defense will increase or that such spending will not decrease in the future. Competition, labor relations and the price of fuel can impact aerospace and defense companies. In addition, deregulation of airlines has substantially decreased the U.S. Government’s role in the air transport industry while promoting competition. However, the profitability of individual carriers as well as the entire industry could be impacted by the regulations and policies of various domestic and foreign governments.
Cybersecurity Companies Risk. U.S. Global Technology and Aerospace & Defense ETF is expected to concentrate its investments in the securities of Cybersecurity Companies. Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.
Emerging Markets Risk. U.S. Global Technology and Aerospace & Defense ETF may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in 2value. Less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies.
Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

23

U.S. Global ETFs
Federal Tax Information
(Unaudited)
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF.	100.00%
U.S. Global Jets ETF.	0.00%
U.S. Global Sea to Sky Cargo ETF.	53.87%
U.S. Global Technology and Aerospace & Defense ETF.	0.00%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2024 was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF.	13.35%
U.S. Global Jets ETF.	0.00%
U.S. Global Sea to Sky Cargo ETF.	2.34%
U.S. Global Technology and Aerospace & Defense ETF.	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	0.00%
U.S. Global Jets ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	0.00%
U.S. Global Technology and Aerospace & Defense ETF	0.00%

24

U.S. GLOBAL ETFs
FEDERAL TAX CREDIT PASS THROUGH
(Unaudited)
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
U.S. Global GO GOLD and Precious Metal Miners ETF	$129,704	$0.028823	100.00%
U.S. Global Jets ETF	—	—	—
U.S. Global Sea to Sky Cargo ETF	41,143	0.117550	100.00%
U.S. Global Technology and Aerospace & Defense ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

25

U.S. Global ETFs
ADDITIONAL INFORMATION
(Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
Except for the U.S. Global Sea to Sky Cargo ETF, all fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information. Additional information related to the fund expenses, including Trustee compensation, for the U.S. Global Sea to Sky Cargo ETF is available in the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/8/2025

* Print the name and title of each signing officer under his or her signature.